Business Combinations	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Business Combinations
2.	BUSINESS COMBINATIONS

Acquisition of the Clinical Trial Supplies Operations of Aptuit, LLC

On February 17, 2012 , the Company completed its acquisition of the Clinical Trial Supplies business (the “CTS Business”) of Aptuit, LLC, a Delaware limited liability company (“Aptuit”), by purchasing the outstanding shares of capital stock of Aptuit Holdings, Inc., a wholly-owned subsidiary of Aptuit (the “CTS Acquisition”). The acquisition was completed in connection with the pursuit of our strategic growth initiatives. Catalent financed the CTS Acquisition and related fees and expenses using the proceeds from a $400.0 million incremental term loan facility and cash on hand.

Purchase Price Allocation

The acquisition method of accounting is based on ASC Subtopic 805-10, “ Business Combinations ,” and uses the fair value concepts defined in ASC Subtopic 820-10, “ Fair Value Measurements and Disclosures “. The purchase price for the CTS Business was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The allocation of the purchase price was based upon a valuation and the estimates and assumptions are subject to change within the measurement period. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by our expectations of our ability to realize synergies and achieve our strategic growth objectives.

As of March 31, 2013 , the allocation of purchase price was comprised of:

(Dollars in millions)
Accounts receivable, net	$27.9
Plant, property and equipment, net	80.6
Unbilled services	11.8
Other assets	0.4
Goodwill	170.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(7.0)
Deferred tax liability	(39.0)
Other liabilities	(1.6)
Unearned revenue	(9.5)

Total purchase price	$400.8

The goodwill recorded to the Clinical Services reporting unit of the Development and Clinical Services segment as of March 31, 2013 was $170.4 million . In addition, the Company expects approximately $6.8 million of goodwill to be tax deductible pursuant to the provisions of ASC 740 Income taxes.

2. BUSINESS COMBINATIONS

Acquisition of the Clinical Trial Supplies Operations of Aptuit, LLC

On February 17, 2012, the Company completed its acquisition of the Clinical Trial Supplies business (the “CTS Business”) of Aptuit, LLC, a Delaware limited liability company (“Aptuit”), by purchasing the outstanding shares of capital stock of Aptuit Holdings, Inc., a wholly-owned subsidiary of Aptuit (the “CTS Acquisition”) for a purchase price of approximately $400 million. The acquisition was completed in connection with the pursuit of our strategic growth initiatives. Catalent financed the CTS Acquisition and related fees and expenses using the proceeds from a $400.0 million incremental term loan facility and cash on hand. During the year ended June 30, 2012, Catalent incurred approximately $14.1 million in transaction related costs in connection with the acquisition of the CTS Business. These costs are reflected in “Selling, general and administrative expenses” on the Consolidated Statements of Operations.

Purchase Price Allocation

The acquisition method of accounting is based on ASC Subtopic 805-10, “Business Combinations,” and uses the fair value concepts defined in ASC Subtopic 820-10, “Fair Value Measurements and Disclosures”. The purchase price for the CTS Business was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The allocation of the purchase price was based upon a valuation and the estimates and assumptions are subject to change within the measurement period. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by our expectations of our ability to realize synergies and achieve our strategic growth objectives. The allocation of purchase price is preliminary and subject to finalization of our purchase price allocation and valuation and subject to working capital and indebtedness adjustments.

The initial purchase price allocation for the CTS Business is as follows:

($ in millions)
Accounts receivable, net	28.2
Plant, property and equpment, net	80.6
Unbilled services	11.8
Other assets	0.3
Goodwill	169.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(6.6)
Deferred tax liability	(39.0)
Other liabilities	(1.2)
Unearned revenue	(9.5)

Total purchase price	400.8

The preliminary goodwill recorded to the Clinical Services reporting unit of the Development and Clinical Services segment was $169.4 million. In addition, the Company expects approximately $6.8 million of goodwill to be tax deductible pursuant to the provisions of ASC 740 Income Taxes.

Valuations of Definite Lived Intangible Assets Acquired

The weighted average life of all intangible assets acquired approximates 13.5 years. The following table sets forth the components of intangible assets by type acquired in connection with the CTS Business acquisition:

	Estimated Fair Value (in millions)	Estimated Useful Life (in years)
Customer relationships- finite-lived	$171.0	13-15
Back-log	3.0	1.0
Internally developed software - finite-lived	3.4	4.9
Leasehold Assets	0.2	4.0

Total	$177.6

Pre-Acquisition Contingencies Assumed

The Company continues to evaluate pre-acquisition contingencies relating to the CTS Business that existed as of the acquisition date. Catalent continues to gather information in order to evaluate substantially all pre-acquisition contingencies that have been assumed from the CTS Business. If Catalent makes changes to the amounts recorded or identifies additional pre-acquisition contingencies during the remainder of the measurement period, such amounts recorded will be included in the purchase price allocation during the measurement period.

Financial Results of the acquired business

The revenue and net income/(loss) for the period beginning on February 17, 2012 and through June 30, 2012 included in the Company’s consolidated financial results were $67.9 million and $(0.5) million, respectively.

Unaudited Pro Forma Financial Information

The unaudited pro forma financial information in the table below summarizes the combined results of operations for Catalent and the CTS Business as though the companies were combined as of July 1, 2011. The pro forma financial information for all periods presented also includes the effects of the accounting associated with the acquisition including the amortization charges from acquired intangible assets (certain of which are preliminary), interest expense for borrowings, the amortization of debt discounts and the related tax effects as though the companies were combined as of July 1, 2011. The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions and any borrowings undertaken to finance the CTS Business acquisition had taken place at July 1, 2011.

The unaudited pro forma financial information for the year ended June 30, 2012 combine the financial results of Catalent and the estimated historical results of the CTS Business pre-acquisition adjusted to reflect the pro-forma accounting adjustments described above.

The unaudited pro forma financial information and the effects of the pro forma adjustments listed above were as follows:

	Catalent Pharma Solutions Inc.	CTS July 1, 2011 thru February 16, 2012	Proforma Adjustments	Catalent Pharma Solutions Inc. Proforma Combined
(in millions)		(Unaudited)	(Unaudited)	(Unaudited)
Net revenue	1,694.8	123.1	—	$1,817.9
Cost of products sold	1,136.2	55.6	2.5	1,194.3

Gross Margin	558.6	67.5	(2.5)	623.6
Selling, general and administrative expenses	348.1	63.8	7.4	419.3
Impairment charges and (gain)/loss on sale of assets	1.8	—	—	1.8
Restructuring and other	19.5	0.3	—	19.8
Property and casualty (gain)/losses, net	(8.8)	—	—	(8.8)

Operating earnings/(loss)	198.0	3.4	(9.9)	191.5
Interest expense, net	183.2	10.5	2.6	196.3
Other (income)/expense, net	(3.8)	0.4	—	(3.4)

Earnings/(loss) from continuing operations before income taxes
	18.6	(7.5)	(12.5)	(1.4)
Income tax expense/(benefit)	16.5	2.2	(5.0)	13.7

Earnings/(loss) from continuing operations	2.1	(9.7)	(7.5)	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)	—	—	(41.3)

Net earnings/(loss)	(39.2)	(9.7)	(7.5)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2	—	—	1.2

Net earnings/(loss) attributable to Catalent	(40.4)	(9.7)	(7.5)	$(57.6)